Variable and Voting Interest Entities - Additional Information (Detail) (Before Consolidation, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Before Consolidation
Variable Interest Entity [Line Items]
Parent equity investment in Launch Equity	$ 1	$ 1